RIGHT-OF-USE ASSETS,NET AND LEASE OLIGATIONS	12 Months Ended
Dec. 31, 2022
RIGHT-OF-USE ASSETS, NET AND LEASE OBLIGATIONS [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITES
12	RIGHT-OF-USE ASSETS, NET AND LEASE OBLIGATIONS

a)	Right-of-use

The Group has leased agreements according to the following composition:

	Property: Agencies and offices	Servers and technology platforms	Transport units	Other leases	2022	2021	2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balance as of January 1,	769,181	151,135	2,731	46,308	969,355	990,148	997,817
Additions	93,867	786	802	18,493	113,948	110,005	194,501
Disposal and others	(55,626)	(558)	(228)	–	(56,412)	(130,798)	(202,170)
Balance as of December 31	807,422	151,363	3,305	64,801	1,026,891	969,355	990,148

Accumulated depreciation -
Balance as of January 1,	324,244	43,950	1,652	13,092	382,938	287,220	175,977
Depreciation of the period	112,307	28,116	618	10,294	151,335	161,287	172,005
Disposal and others	(50,443)	(554)	(218)	–	(51,215)	(65,569)	(60,762)
Balance as of December 31	386,108	71,512	2,052	23,386	483,058	382,938	287,220

Net carrying amount	421,314	79,851	1,253	41,415	543,833	586,417	702,928

b)	Lease Liabilities

The Group maintains contracts, with certain renewal options and for which the Group has reasonable certainty that this option will be exercised. In those cases, the period of lease used to measure the liability and assets corresponds to an estimation of future renovations.